Goodwill And Other Intangible Assets (Schedule Of Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Abstract]
Goodwill, Beginning Balance	$ 303,703	$ 303,257
Acquired goodwill	15,737	446
Goodwill, Ending Balance	$ 319,440	$ 303,703